Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Abstract]
Net income	€ 1,870	€ 1,491	€ 638
Pensions and other post-employment plans [Abstract]
Remeasurements	102	(96)	(101)
Income tax effect on remeasurements	(78)	28	9
Revaluation reserve [Abstract]
Release revaluation reserve		(4)	(9)
Reclassification directly into retained earnings		4	9
Total of items that will not be reclassified to Income Statement	25	(68)	(92)
Currency translation differences [Abstract]
Net current period change, before tax	(1,177)	219	643
Income tax effect	39	2	187
Reclassification adjustment for gain realized	191		(1)
Available-for-sale financial assets [Abstract]
Net current period change, before tax	(66)	(44)	33
Income tax effect	(1)
Reclassification adjustment for gain realized	1	24	(4)
Cash flow hedges [Abstract]
Net current period change, before tax	33	3	(38)
Income tax effect	(3)	(9)	0
Reclassification adjustment for loss (gain) realized	(17)	5	63
Total of items that are or may be reclassified to Income Statement	(1,000)	200	883
Other comprehensive income	(975)	132	791
Total comprehensive income	895	1,623	1,429
Total comprehensive income attributable to [Abstract]
Shareholders of Koninklijke Philips N.V.	805	1,550	1,415
Non-controlling interests	€ 90	€ 73	€ 14